
[Logo - American Funds/(R)/]             The right choice for the long term/(R)/

New Perspective Fund/(R)/

CLASS    TICKER   F-1....  NPFFX    529-C..  CNPCX
A......  ANWPX    F-2....  ANWFX    529-E..  CNPEX
B......  NPFBX    529-A..  CNPAX    529-F-1  CNPFX
C......  NPFCX    529-B..  CNPBX

SUMMARY
PROSPECTUS

December 1, 2009

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
WWW.AMERICANFUNDS.COM/PROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST
BY CALLING 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
PROSPECTUS@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION, DATED DECEMBER 1, 2009, ARE INCORPORATED BY REFERENCE
INTO THIS SUMMARY PROSPECTUS.


Investment objectives

The fund's primary investment objective is to provide you with long-term growth of capital.  Future income is a secondary objective.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 28 of the prospectus and on page 55 of the fund's statement of additional information.

SHAREHOLDER FEES
 (fees paid directly from your
 investment)
----------------------------------------------------SHARE CLASSES--------------
                                                                      F-1, F-2
                                         A AND  B AND  C AND            AND
                                         529-A  529-B  529-C  529-E   529-F-1
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on  5.75%  none   none   none      none
 purchases (as a percentage of offering
 price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)    none   5.00%  1.00%  none      none
 (as a percentage of the amount
 redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on  none   none   none   none      none
 reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees             none   none   none   none      none
-------------------------------------------------------------------------------
 Maximum annual account fee               $10    $10    $10    $10      $10
 (529 share classes only)

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
--------------------------------------------------SHARE CLASSES----------------
                                       A       B       C      F-1       F-2
-------------------------------------------------------------------------------
 Management fees                     0.39%   0.39%   0.39%   0.39%     0.39%
-------------------------------------------------------------------------------
 Distribution and/or service         0.23    1.00    1.00    0.24      none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.23    0.21    0.23    0.20      0.19
-------------------------------------------------------------------------------
 Total annual fund operating         0.85    1.60    1.62    0.83      0.58
 expenses

                                     529-A   529-B   529-C   529-E    529-F-1
-------------------------------------------------------------------------------
 Management fees                     0.39%   0.39%   0.39%   0.39%     0.39%
-------------------------------------------------------------------------------
 Distribution and/or service         0.20    1.00    0.99    0.50      0.00
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.30    0.32    0.32    0.30      0.30
-------------------------------------------------------------------------------
 Total annual fund operating         0.89    1.71    1.70    1.19      0.69
 expenses

                                       1

New Perspective Fund / Summary prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------
 A                                $657    $831    $1,019     $1,564
---------------------------------------------------------------------
 B                                 663     905     1,071      1,699
---------------------------------------------------------------------
 C                                 265     511       881      1,922
---------------------------------------------------------------------
 F-1                                85     265       460      1,025
---------------------------------------------------------------------
 F-2                                59     186       324        726
---------------------------------------------------------------------
 529-A                             680     882     1,098      1,712
---------------------------------------------------------------------
 529-B                             694     977     1,185      1,902
---------------------------------------------------------------------
 529-C                             293     574       980      2,107
---------------------------------------------------------------------
 529-E                             141     417       712      1,545
---------------------------------------------------------------------
 529-F-1                            90     260       443        964

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------
 B                                $163    $505     $871      $1,699
---------------------------------------------------------------------
 C                                 165     511      881       1,922
---------------------------------------------------------------------
 529-B                             194     577      985       1,902
---------------------------------------------------------------------
 529-C                             193     574      980       2,107
---------------------------------------------------------------------

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 32%
of the average value of its portfolio.

                                       2

                                      New Perspective Fund / Summary prospectus

Principal investment strategies

The fund seeks to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships by investing in common stocks of companies located around the world.

In pursuing its primary investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. In pursuing its secondary objective, the fund invests in common stocks of companies with the potential to pay dividends in the future.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets.
Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the
United States may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred

                                       3

New Perspective Fund / Summary prospectus


stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting
americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1999             40.07
2000             -7.24
2001             -8.30
2002            -16.05
2003             36.76
2004             14.27
2005             11.28
2006             19.87
2007             16.03
2008            -37.83
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            22.17%  (quarter ended December 31, 1999)
LOWEST            -19.78%  (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2009, was
30.46%.

                                       4

                                      New Perspective Fund / Summary prospectus

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                INCEPTION DATE      1 YEAR   5 YEARS  10 YEARS   LIFETIME
--------------------------------------------------------------------------------------
 A - Before taxes              3/13/73          -41.41%   0.72%    3.55%      11.86%
   - After taxes on distributions               -42.17   -0.16     2.57         N/A
   - After taxes on distributions and sale of   -25.60    0.98     3.07         N/A
     fund shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
--------------------------------------------------------------------------
 B                               3/15/00      -41.09%   0.84%     -0.15%
--------------------------------------------------------------------------
 C                               3/15/01      -38.90    1.08       1.85
--------------------------------------------------------------------------
 F-1                             3/15/01      -37.85    1.89       2.67
--------------------------------------------------------------------------
 529-A                           2/15/02      -41.43    0.65       2.94
--------------------------------------------------------------------------
 529-B                           2/15/02      -41.15    0.70       2.95
--------------------------------------------------------------------------
 529-C                           2/15/02      -38.94    1.01       2.96
--------------------------------------------------------------------------
 529-E                           3/1/02       -38.05    1.52       3.21
--------------------------------------------------------------------------
 529-F-1                         9/17/02      -37.76    1.96       7.24

 INDEXES/1/ (before taxes)       1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
--------------------------------------------------------------------------
 MSCI/(R)/ World Index           -40.33%   0.00%    -0.19%       8.66%
 MSCI USA Index                  -37.14   -2.09     -1.67        9.13
 Lipper Global Funds Index       -38.78    0.42      1.23         N/A

1  The MSCI World and MSCI USA Indexes reflect the market sectors in which the fund primarily invests. The Lipper Global Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See the fund's prospectus for more information on the indexes listed above.
2  Lifetime results for each share class are measured from the date the share class was first sold.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

                                       5

New Perspective Fund / Summary prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

                             PORTFOLIO COUNSELOR   PRIMARY TITLE
 PORTFOLIO COUNSELOR/            EXPERIENCE        WITH INVESTMENT ADVISER
 FUND TITLE (if applicable)     IN THIS FUND       (or one of its divisions)
------------------------------------------------------------------------------
 ROBERT W. LOVELACE                9 years         Senior Vice President -
 President and Director                            Capital World Investors
------------------------------------------------------------------------------
 GREGG E. IRELAND                 17 years         Senior Vice President -
 Senior Vice President                             Capital World Investors
------------------------------------------------------------------------------
 BRADY L. ENRIGHT                  4 years         Senior Vice President -
 Vice President                                    Capital World Investors
------------------------------------------------------------------------------
 JOANNA F. JONSSON                 4 years         Senior Vice President -
 Vice President                                    Capital World Investors
------------------------------------------------------------------------------
 JONATHAN KNOWLES                  5 years         Senior Vice President -
 Vice President                                    Capital World Investors
------------------------------------------------------------------------------
 CARL M. KAWAJA                   11 years         Senior Vice President -
                                                   Capital World Investors
------------------------------------------------------------------------------
 DINA N. PERRY                    17 years         Senior Vice President -
                                                   Capital World Investors
------------------------------------------------------------------------------
 STEVEN T. WATSON                  4 years         Senior Vice President -
                                                   Capital World Investors
------------------------------------------------------------------------------

                                       6

                                      New Perspective Fund / Summary prospectus

Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all share classes)
------------------------------------------------------------------------------
 TO ESTABLISH AN ACCOUNT (including retirement plan and 529 accounts)   $250
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
 TO ADD TO AN ACCOUNT                                                     50
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
------------------------------------------------------------------------------

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, IN
46206-6007; telephoning American Funds Service Company at 800/421-0180; faxing
American Funds Service Company at 317/735-6636; or accessing our website
(americanfunds.com).

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                               Investment Company File No. 811-02333
                                                                          MFGEIP-907-1209P Litho in USA CGD/RRD/8016
---------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust


[Logo - American Funds/(R)/]             The right choice for the long term/(R)/

New Perspective Fund/(R)/

CLASS         TICKER        R-3.........  RNPCX
A...........  ANWPX         R-4.........  RNPEX
R-1.........  RNPAX         R-5.........  RNPFX
R-2.........  RNPBX         R-6.........  RNPGX

SUMMARY
RETIREMENT PLAN
PROSPECTUS

December 1, 2009

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/
RETIREMENTPROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY CALLING
800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT RETIREMENT PLAN PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 1, 2009, ARE
INCORPORATED BY REFERENCE INTO THIS SUMMARY RETIREMENT PLAN PROSPECTUS.


Investment objectives

The fund's primary investment objective is to provide you with long-term growth of capital.  Future income is a secondary objective.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 21 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 55 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
------------------------------------------------------------------------------
                                                CLASS A   ALL R SHARE CLASSES
                                                ------------------------------
 Maximum sales charge (load) imposed on          5.75%           none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)             none           none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed              none           none
 on reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                      none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------
                              A     R-1    R-2    R-3    R-4    R-5      R-6
                            ---------------------------------------------------
 Management fees            0.39%  0.39%  0.39%  0.39%  0.39%  0.39%    0.39%
-------------------------------------------------------------------------------
 Distribution and/or        0.23   1.00   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.23   0.22   0.57   0.26   0.19   0.14     0.09/*/
-------------------------------------------------------------------------------
 Total annual fund          0.85   1.61   1.71   1.15   0.83   0.53     0.48
 operating expenses
-------------------------------------------------------------------------------

                                       1

New Perspective Fund / Summary retirement plan prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                 1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------
 A                              $657    $831    $1,019     $1,564
-------------------------------------------------------------------
 R-1                             164     508       876      1,911
-------------------------------------------------------------------
 R-2                             174     539       928      2,019
-------------------------------------------------------------------
 R-3                             117     365       633      1,398
-------------------------------------------------------------------
 R-4                              85     265       460      1,025
-------------------------------------------------------------------
 R-5                              54     170       296        665
-------------------------------------------------------------------
 R-6                              49     154       269        604
-------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 32%
of the average value of its portfolio.

                                       2

                      New Perspective Fund / Summary retirement plan prospectus

Principal investment strategies

The fund seeks to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships by investing in common stocks of companies located around the world.

In pursuing its primary investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. In pursuing its secondary objective, the fund invests in common stocks of companies with the potential to pay dividends in the future.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets.
Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the
United States may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred

                                       3

New Perspective Fund / Summary retirement plan prospectus


stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1999             40.07
2000             -7.24
2001             -8.30
2002            -16.05
2003             36.76
2004             14.27
2005             11.28
2006             19.87
2007             16.03
2008            -37.83
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            22.17%  (quarter ended December 31, 1999)
LOWEST            -19.78%  (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2009, was
30.46%.

                                       4

                      New Perspective Fund / Summary retirement plan prospectus

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS  10 YEARS   LIFETIME
----------------------------------------------------------------------------
 A                       3/13/73      -41.41%   0.72%    3.55%      11.86%

 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
------------------------------------------------------------------
 R-1                     6/17/02      -38.33%   1.08%     3.49%
------------------------------------------------------------------
 R-2                     5/21/02      -38.38    1.07      2.56
------------------------------------------------------------------
 R-3                      6/4/02      -38.06    1.55      3.49
------------------------------------------------------------------
 R-4                     5/28/02      -37.85    1.88      3.43
------------------------------------------------------------------
 R-5                     5/15/02      -37.68    2.16      3.68

 INDEXES/1/                       1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
---------------------------------------------------------------------------
 MSCI/(R)/ World Index            -40.33%   0.00%    -0.19%       8.66%
 MSCI USA Index                   -37.14   -2.09     -1.67        9.13
 Lipper Global Funds Index        -38.78    0.42      1.23         N/A

1  The MSCI World and MSCI USA Indexes reflect the market sectors in which the fund primarily invests. The Lipper Global Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See the fund's prospectus for more information on the indexes listed above.
2  Lifetime results for each share class are measured from the date the share class was first sold.

                                       5

New Perspective Fund / Summary retirement plan prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

                             PORTFOLIO COUNSELOR   PRIMARY TITLE
 PORTFOLIO COUNSELOR/            EXPERIENCE        WITH INVESTMENT ADVISER
 FUND TITLE (if applicable)     IN THIS FUND       (or one of its divisions)
------------------------------------------------------------------------------
 ROBERT W. LOVELACE                9 years         Senior Vice President -
 President and Director                            Capital World Investors
------------------------------------------------------------------------------
 GREGG E. IRELAND                 17 years         Senior Vice President -
 Senior Vice President                             Capital World Investors
------------------------------------------------------------------------------
 BRADY L. ENRIGHT                  4 years         Senior Vice President -
 Vice President                                    Capital World Investors
------------------------------------------------------------------------------
 JOANNA F. JONSSON                 4 years         Senior Vice President -
 Vice President                                    Capital World Investors
------------------------------------------------------------------------------
 JONATHAN KNOWLES                  5 years         Senior Vice President -
 Vice President                                    Capital World Investors
------------------------------------------------------------------------------
 CARL M. KAWAJA                   11 years         Senior Vice President -
                                                   Capital World Investors
------------------------------------------------------------------------------
 DINA N. PERRY                    17 years         Senior Vice President -
                                                   Capital World Investors
------------------------------------------------------------------------------
 STEVEN T. WATSON                  4 years         Senior Vice President -
                                                   Capital World Investors
------------------------------------------------------------------------------

                                       6

                      New Perspective Fund / Summary retirement plan prospectus

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this summary prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                              Investment Company File No. 811-02333
                                                                         RPGEIP-907-1209P Litho in USA CGD/RRD/8040
--------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ VINCENT P. CORTI
    VINCENT P. CORTI
    SECRETARY


[Logo - American Funds/(R)/]             The right choice for the long term/(R)/

New Perspective Fund/(R)/

CLASS         TICKER        R-3.........  RNPCX
A...........  ANWPX         R-4.........  RNPEX
R-1.........  RNPAX         R-5.........  RNPFX
R-2.........  RNPBX         R-6.........  RNPGX

SUMMARY
RETIREMENT PLAN
PROSPECTUS

December 1, 2009

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/
RETIREMENTPROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY CALLING
800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT RETIREMENT PLAN PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 1, 2009, ARE
INCORPORATED BY REFERENCE INTO THIS SUMMARY RETIREMENT PLAN PROSPECTUS.


Investment objectives

The fund's primary investment objective is to provide you with long-term growth of capital.  Future income is a secondary objective.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 21 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 55 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
------------------------------------------------------------------------------
                                                CLASS A   ALL R SHARE CLASSES
                                                ------------------------------
 Maximum sales charge (load) imposed on          5.75%           none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)             none           none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed              none           none
 on reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                      none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------
                              A     R-1    R-2    R-3    R-4    R-5      R-6
                            ---------------------------------------------------
 Management fees            0.39%  0.39%  0.39%  0.39%  0.39%  0.39%    0.39%
-------------------------------------------------------------------------------
 Distribution and/or        0.23   1.00   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.23   0.22   0.57   0.26   0.19   0.14     0.09/*/
-------------------------------------------------------------------------------
 Total annual fund          0.85   1.61   1.71   1.15   0.83   0.53     0.48
 operating expenses
-------------------------------------------------------------------------------

                                       1

New Perspective Fund / Summary retirement plan prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                 1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------
 A                              $657    $831    $1,019     $1,564
-------------------------------------------------------------------
 R-1                             164     508       876      1,911
-------------------------------------------------------------------
 R-2                             174     539       928      2,019
-------------------------------------------------------------------
 R-3                             117     365       633      1,398
-------------------------------------------------------------------
 R-4                              85     265       460      1,025
-------------------------------------------------------------------
 R-5                              54     170       296        665
-------------------------------------------------------------------
 R-6                              49     154       269        604
-------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 32%
of the average value of its portfolio.

                                       2

                      New Perspective Fund / Summary retirement plan prospectus

Principal investment strategies

The fund seeks to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships by investing in common stocks of companies located around the world.

In pursuing its primary investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. In pursuing its secondary objective, the fund invests in common stocks of companies with the potential to pay dividends in the future.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets.
Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the
United States may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred

                                       3

New Perspective Fund / Summary retirement plan prospectus


stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility;
different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1999             40.07
2000             -7.24
2001             -8.30
2002            -16.05
2003             36.76
2004             14.27
2005             11.28
2006             19.87
2007             16.03
2008            -37.83
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            22.17%  (quarter ended December 31, 1999)
LOWEST            -19.78%  (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2009, was
30.46%.

                                       4

                      New Perspective Fund / Summary retirement plan prospectus

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS  10 YEARS   LIFETIME
----------------------------------------------------------------------------
 A                       3/13/73      -41.41%   0.72%    3.55%      11.86%

 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
------------------------------------------------------------------
 R-1                     6/17/02      -38.33%   1.08%     3.49%
------------------------------------------------------------------
 R-2                     5/21/02      -38.38    1.07      2.56
------------------------------------------------------------------
 R-3                      6/4/02      -38.06    1.55      3.49
------------------------------------------------------------------
 R-4                     5/28/02      -37.85    1.88      3.43
------------------------------------------------------------------
 R-5                     5/15/02      -37.68    2.16      3.68

 INDEXES/1/                       1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
---------------------------------------------------------------------------
 MSCI/(R)/ World Index            -40.33%   0.00%    -0.19%       8.66%
 MSCI USA Index                   -37.14   -2.09     -1.67        9.13
 Lipper Global Funds Index        -38.78    0.42      1.23         N/A

1  The MSCI World and MSCI USA Indexes reflect the market sectors in which the fund primarily invests. The Lipper Global Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See the fund's prospectus for more information on the indexes listed above.
2  Lifetime results for each share class are measured from the date the share class was first sold.

                                       5

New Perspective Fund / Summary retirement plan prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

                             PORTFOLIO COUNSELOR   PRIMARY TITLE
 PORTFOLIO COUNSELOR/            EXPERIENCE        WITH INVESTMENT ADVISER
 FUND TITLE (if applicable)     IN THIS FUND       (or one of its divisions)
------------------------------------------------------------------------------
 ROBERT W. LOVELACE                9 years         Senior Vice President -
 President and Director                            Capital World Investors
------------------------------------------------------------------------------
 GREGG E. IRELAND                 17 years         Senior Vice President -
 Senior Vice President                             Capital World Investors
------------------------------------------------------------------------------
 BRADY L. ENRIGHT                  4 years         Senior Vice President -
 Vice President                                    Capital World Investors
------------------------------------------------------------------------------
 JOANNA F. JONSSON                 4 years         Senior Vice President -
 Vice President                                    Capital World Investors
------------------------------------------------------------------------------
 JONATHAN KNOWLES                  5 years         Senior Vice President -
 Vice President                                    Capital World Investors
------------------------------------------------------------------------------
 CARL M. KAWAJA                   11 years         Senior Vice President -
                                                   Capital World Investors
------------------------------------------------------------------------------
 DINA N. PERRY                    17 years         Senior Vice President -
                                                   Capital World Investors
------------------------------------------------------------------------------
 STEVEN T. WATSON                  4 years         Senior Vice President -
                                                   Capital World Investors
------------------------------------------------------------------------------

                                       6

                      New Perspective Fund / Summary retirement plan prospectus

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this summary prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                              Investment Company File No. 811-02333
                                                                         RPGEIP-907-1209P Litho in USA CGD/RRD/8040
--------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust